TURNOVER (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,910.0	$ 1,879.9	$ 1,760.8
Duty-paid
DisclosureOfNetSalesLineItems [Line Items]
Net sales	1,482.3	1,431.8	1,334.4
Duty-free
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 427.7	$ 448.1	$ 426.4